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1933 Act Rule 497(c)

1933 Act File No. 002-73024

1940 Act File No. 811-03213

May 9, 2014

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Variable Insurance Trust (the “Registrant”)

SEC File Nos. 002-73024 and 811-03213

Rule 497(c) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated April 22, 2014, for the NVIT Flexible Moderate Growth Fund, and NVIT Flexible Fixed Income Fund, each a series of the Registrant, as filed pursuant to Rule 497 under the 1933 Act on April 29, 2014 (Accession Number: 0001193125-14-166626).

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Christopher J. Zimmerman

Christopher J. Zimmerman